INTANGIBLE ASSETS AND GOODWILL (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 18,799,813	R$ 14,911,007
Additions/(reductions)	7,305,614	8,038,375
Impairment	(104,250)	(1,017,259)
Amortization	(3,894,031)	(3,132,310)
Ending balance	22,107,146	18,799,813
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,542,091	6,048,734
Additions/(reductions)	31,634	493,357
Ending balance	6,573,725	6,542,091
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,554,635	3,049,946
Additions/(reductions)	4,060,641	1,895,195
Impairment	(102,158)	(175,259)
Amortization	(1,701,950)	(1,215,247)
Ending balance	5,811,168	3,554,635
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,949,393	4,727,802
Additions/(reductions)	3,122,163	4,277,979
Impairment	(2,092)	(842,000)
Amortization	(1,606,248)	(1,214,388)
Ending balance	8,463,216	6,949,393
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,252,485	1,048,641
Additions/(reductions)	97,988	455,548
Amortization	(212,068)	(251,704)
Ending balance	1,138,405	1,252,485
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	501,209	35,884
Additions/(reductions)	(6,812)	916,296
Amortization	(373,765)	(450,971)
Ending balance	R$ 120,632	R$ 501,209